Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Property Plant And Equipment Depreciation Method And Estimated Useful Life [Table Text Block]
	Method	Estimated Useful Life (Years)
Computers and accessories	Straight-line	3 - 5
Equipment	Straight-line	3 - 5
Furniture and fixtures	Straight-line	3 - 7

Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following ($ in thousands):

	December 31,
	2017	2016
Computers and software	$-	$103
Equipment	-	284
Furniture and fixtures	-	94
	-	481
Less accumulated depreciation	-	(165)
	$-	$316